Significant Accounting Policies - Schedule of Leases Assets and Liabilities (Details) - USD ($)	Sep. 30, 2019		Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating lease assets	$ 14,524,463	[1]	$ 19,823,202
Current operating lease liabilities	3,240,833	[1]	3,774,148
Long-term operating lease liabilities	15,909,551	[1]	18,346,253
Deferred Rent				$ 2,297,199	$ 2,156,378
As Previously Reported [Member]
Operating lease assets
Current operating lease liabilities
Long-term operating lease liabilities
Deferred Rent			2,297,199
New Lease Standard Adjustment [Member]
Operating lease assets			19,823,202
Current operating lease liabilities			3,774,148
Long-term operating lease liabilities			18,346,253
Deferred Rent			$ (2,297,199)

[1]	Excludes South Africa as those amounts are recorded as assets and liabilities held for sale at September 30, 2019